Fair Value Measurements (Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities) (Details) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Derivative financial liabilities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	$ (149)	$ (233)	$ (280)	$ (191)
Total realized and unrealized gains (losses) included in income	0	47	78	(14)
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	1	0	5	0
Movements Sales/Settlements	(3)	1	(7)	10
Transfers into Level 3 of fair value hierarchy, liabilities	(3)	(1)	22	6
Transfers Out of Level 3	100	4	128	7
Fair value ending balance	(54)	(182)	(54)	(182)
Change in Unrealized gain (losses) on instruments still held	94	23	189	1
Derivative financial liabilities [member] | Interest rate contracts [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(77)	(81)	(68)	(158)
Total realized and unrealized gains (losses) included in income	11	15	0	83
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	0	0	0	0
Movements Sales/Settlements	2	2	4	11
Transfers into Level 3 of fair value hierarchy, liabilities	0	0	0	0
Transfers Out of Level 3	0	0	0	0
Fair value ending balance	(64)	(64)	(64)	(64)
Change in Unrealized gain (losses) on instruments still held	(8)	(5)	(3)	85
Derivative financial liabilities [member] | Foreign exchange contracts [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(1)	(1)	(2)	1
Total realized and unrealized gains (losses) included in income	1	4	5	(13)
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	0	0	0	0
Movements Sales/Settlements	0	(1)	0	2
Transfers into Level 3 of fair value hierarchy, liabilities	(3)	(1)	(3)	8
Transfers Out of Level 3	1	1	(2)	4
Fair value ending balance	(2)	2	(2)	2
Change in Unrealized gain (losses) on instruments still held	2	6	3	2
Derivative financial liabilities [member] | Equity contracts [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(107)	(131)	(155)	(24)
Total realized and unrealized gains (losses) included in income	0	(3)	21	(106)
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	1	0	1	0
Movements Sales/Settlements	0	(1)	(5)	(3)
Transfers into Level 3 of fair value hierarchy, liabilities	0	0	1	(2)
Transfers Out of Level 3	117	3	148	3
Fair value ending balance	11	(132)	11	(132)
Change in Unrealized gain (losses) on instruments still held	118	(4)	144	(106)
Derivative financial liabilities [member] | Commodity and other contracts [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	36	(20)	(55)	(10)
Total realized and unrealized gains (losses) included in income	(12)	31	52	22
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	0	0	4	0
Movements Sales/Settlements	(5)	1	(6)	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0	24	0
Transfers Out of Level 3	(18)	0	(18)	0
Fair value ending balance	1	12	1	12
Change in Unrealized gain (losses) on instruments still held	(18)	26	45	20
Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(4)	(1)	(2)	(24)
Total realized and unrealized gains (losses) included in income	(3)	0	(5)	7
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	(4)	(5)	(13)	(19)
Movements Sales/Settlements	8	4	17	34
Transfers into Level 3 of fair value hierarchy, liabilities	0	0	0	0
Transfers Out of Level 3	0	0	0	0
Fair value ending balance	(3)	(2)	(3)	(2)
Change in Unrealized gain (losses) on instruments still held	0	0	(9)	1
Trading Deposits [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(158)	(384)	(273)	(505)
Total realized and unrealized gains (losses) included in income	(3)	3	36	31
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	(16)	(45)	(22)	(169)
Movements Sales/Settlements	33	27	107	243
Transfers into Level 3 of fair value hierarchy, liabilities	0	0	0	0
Transfers Out of Level 3	(121)	1	(113)	2
Fair value ending balance	(265)	(398)	(265)	(398)
Change in Unrealized gain (losses) on instruments still held	12	4	56	38
Non trading financial assets at fair value through profit or loss [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	1,530	1,253	1,567	1,233
Total realized and unrealized gains (losses) included in income	33	22	70	12
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	46	220	166	296
Movements Sales/ Settlements	(38)	(11)	(236)	47
Transfer Into Level 3	0	0	4	0
Transfers Out of Level 3	(2)	0	(2)	10
Fair value ending balance	1,569	1,484	1,569	1,484
Change in Unrealized gain (losses) on instruments still held	3	12	35	(16)
Non trading financial assets at fair value through profit or loss [member] | Loans 1 [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	1		0
Total realized and unrealized gains (losses) included in income	0		0
Total realized and unrealized gains (losses) included in OCI	0		0
Movements purchases/Issuances	0		1
Movements Sales/ Settlements	0		0
Transfer Into Level 3	0		0
Transfers Out of Level 3	0		0
Fair value ending balance	1		1
Change in Unrealized gain (losses) on instruments still held	0		0
Non trading financial assets at fair value through profit or loss [member] | Securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	1,529	1,253	1,567	1,233
Total realized and unrealized gains (losses) included in income	33	22	70	12
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	46	220	165	296
Movements Sales/ Settlements	(38)	(11)	(236)	47
Transfer Into Level 3	0	0	4	0
Transfers Out of Level 3	(2)	0	(2)	10
Fair value ending balance	1,568	1,484	1,568	1,484
Change in Unrealized gain (losses) on instruments still held	3	12	35	(16)
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	2,143	2,808	1,911	3,362
Total realized and unrealized gains (losses) included in income	9	0	9	0
Total realized and unrealized gains (losses) included in OCI	14	2	24	5
Movements purchases/Issuances	425	2	735	4
Movements Sales/ Settlements	(9)	(659)	(97)	1,218
Transfer Into Level 3	0	0	0	0
Transfers Out of Level 3	0	0	0	0
Fair value ending balance	2,582	2,153	2,582	2,153
Change in Unrealized gain (losses) on instruments still held	12	2	20	0
Financial assets measured at fair value through other comprehensive income, category [member] | Other debt securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	0	0	0	7
Total realized and unrealized gains (losses) included in income	0	0	0	0
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	0	0	0	0
Movements Sales/ Settlements	0	0	0	7
Transfer Into Level 3	0	0	0	0
Transfers Out of Level 3	0	0	0	0
Fair value ending balance	0	0	0	0
Change in Unrealized gain (losses) on instruments still held	0	0	0	0
Financial assets measured at fair value through other comprehensive income, category [member] | Equity securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	2,143	2,808	1,911	3,355
Total realized and unrealized gains (losses) included in income	9	0	9	0
Total realized and unrealized gains (losses) included in OCI	14	2	24	5
Movements purchases/Issuances	425	2	735	4
Movements Sales/ Settlements	(9)	(659)	(97)	1,211
Transfer Into Level 3	0	0	0	0
Transfers Out of Level 3	0	0	0	0
Fair value ending balance	2,582	2,153	2,582	2,153
Change in Unrealized gain (losses) on instruments still held	12	2	20	0
Trading loans, securities and other [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	499	34	92	38
Total realized and unrealized gains (losses) included in income	(42)	(1)	(166)	0
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	19	0	568	23
Movements Sales/ Settlements	(15)	(1)	(37)	30
Transfer Into Level 3	6	5	11	6
Transfers Out of Level 3	0	(2)	(1)	2
Fair value ending balance	467	35	467	35
Change in Unrealized gain (losses) on instruments still held	0	(1)	(4)	(3)
Trading loans, securities and other [member] | Other debt securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	48	6	67	26
Total realized and unrealized gains (losses) included in income	0	(1)	(1)	(1)
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	0	0	0	1
Movements Sales/ Settlements	4	(1)	(18)	23
Transfer Into Level 3	6	5	11	6
Transfers Out of Level 3	0	(2)	(1)	2
Fair value ending balance	58	7	58	7
Change in Unrealized gain (losses) on instruments still held	0	(1)	(4)	(2)
Trading loans, securities and other [member] | Equity securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	25	28	25	12
Total realized and unrealized gains (losses) included in income	1	0	1	1
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	19	0	19	22
Movements Sales/ Settlements	(19)	0	(19)	7
Transfer Into Level 3	0	0	0	0
Transfers Out of Level 3	0	0	0	0
Fair value ending balance	26	28	26	28
Change in Unrealized gain (losses) on instruments still held	0	$ 0	0	$ (1)
Trading loans, securities and other [member] | Trading loans [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	426		0
Total realized and unrealized gains (losses) included in income	(43)		(166)
Total realized and unrealized gains (losses) included in OCI	0		0
Movements purchases/Issuances	0		549
Movements Sales/ Settlements	0		0
Transfer Into Level 3	0		0
Transfers Out of Level 3	0		0
Fair value ending balance	383		383
Change in Unrealized gain (losses) on instruments still held	$ 0		$ 0